Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	71 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Overlay Shares Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Core Bond ETF NAV
Average Annual Return, Percent	2.44%		(0.21%)	1.32%
Overlay Shares Foreign Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Foreign Equity ETF NAV
Average Annual Return, Percent	14.37%		7.97%	6.68%
Overlay Shares Hedged Large Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Hedged Large Cap Equity ETF NAV
Average Annual Return, Percent	14.75%	9.96%
Overlay Shares Large Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Large Cap Equity ETF NAV
Average Annual Return, Percent	14.61%		14.95%	16.27%
Overlay Shares Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Municipal Bond ETF NAV
Average Annual Return, Percent	(0.73%)		0.82%	1.67%
Overlay Shares Short Term Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Short Term Bond ETF NAV
Average Annual Return, Percent	4.79%	2.44%
Overlay Shares Small Cap Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Small Cap Equity ETF NAV
Average Annual Return, Percent	2.41%		11.75%	9.48%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%		(0.68%)	0.58%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	15.42%		8.94%	8.49%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%	13.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%		14.74%	15.78%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%		(0.68%)	0.58%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%		0.40%	1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.67%)
Bloomberg U.S. Corporate 1-5 years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-5 years Index
Average Annual Return, Percent	5.69%	2.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%		14.74%	15.78%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	3.51%		11.64%	9.03%